Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Nov. 15, 2016
C000174964
Account Value [Line Items]
Account Value	$ 11,671	$ 11,745	$ 11,578	$ 11,574	$ 11,027	$ 11,000	$ 10,741	$ 10,725	$ 10,852	$ 10,709	$ 10,617	$ 10,985	$ 11,268	$ 12,163	$ 12,575	$ 12,641	$ 12,381	$ 12,350	$ 12,395	$ 12,228	$ 11,715	$ 11,851	$ 11,485	$ 11,482	$ 11,056	$ 10,647	$ 10,324	$ 10,417	$ 10,367	$ 10,327	$ 10,413	$ 10,418	$ 10,263	$ 10,067	$ 9,937	$ 10,000
C000174965
Account Value [Line Items]
Account Value	11,381	11,460	11,320	11,323	10,784	10,778	10,532	10,511	10,643	10,523	10,427	10,809	11,083	11,972	12,387	12,472	12,214	12,192	12,245	12,089	11,590	11,733	11,379	11,383	10,970	10,572	10,259	10,358	10,317	10,284	10,375	10,388	10,243	10,056	9,936	10,000
C000174966
Account Value [Line Items]
Account Value	589,617	593,124	585,222	584,780	556,327	555,425	541,527	540,523	546,764	539,983	534,537	553,535	566,964	611,769	632,907	635,958	622,099	620,290	622,323	613,717	588,368	595,034	576,503	575,568	554,123	533,443	517,720	522,174	519,026	516,856	520,933	521,056	513,256	503,363	496,851	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,307	11,340	11,220	11,235	10,722	10,717	10,499	10,471	10,583	10,372	10,376	10,597	10,815	11,489	11,905	11,977	11,784	11,801	12,044	11,987	11,832	11,640	11,226	11,258	10,814	10,422	10,133	10,218	10,163	10,102	10,270	10,327	10,201	10,051	9,951	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,307	11,340	11,220	11,235	10,722	10,717	10,499	10,471	10,583	10,372	10,376	10,597	10,815	11,489	11,905	11,977	11,784	11,801	12,044	11,987	11,832	11,640	11,226	11,258	10,814	10,422	10,133	10,218	10,163	10,102	10,270	10,327	10,201	10,051	9,951	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 565,341	$ 566,975	$ 561,023	$ 561,749	$ 536,077	$ 535,852	$ 524,934	$ 523,548	$ 529,168	$ 518,597	$ 518,813	$ 529,870	$ 540,756	$ 574,444	$ 595,239	$ 598,831	$ 589,200	$ 590,046	$ 602,185	$ 599,337	$ 591,595	$ 581,993	$ 561,300	$ 562,898	$ 540,686	$ 521,113	$ 506,629	$ 510,924	$ 508,162	$ 505,103	$ 513,521	$ 516,343	$ 510,073	$ 502,564	$ 497,530	$ 500,000